REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Recognition [Abstract]
Cumulative Effect of Revenue Recognition Accounting Change

Effect of Adopting ASC Topic 606—We estimate the cumulative effect of adopting ASU 606 due to change in method to measure project progress, as discussed in Note 1, Basis of Presentation and Significant Accounting Polices, will be as follows:

	Revenue Recognition Accounting Change as of January 1, 2018
		ASC 606 Adjustments[1]	January 1, 2018	ASC 606 Adjustments[1]	January 1, 2018
	December 31, 2017	Low		High
CONSOLIDATED BALANCE SHEETS	(In millions)
Assets
Current assets:
Contracts in progress [2]	$621	$12	$633	$20	$641

Liabilities and Equity
Current liabilities:
Advance billings on contracts	32	(2)	30	(4)	28
Income taxes payable	35	(1)	34	(1)	34

Stockholders' equity:
Accumulated deficit	(48)	15	(33)	25	(23)

[1]Represents cumulative effect adjustment of recognizing additional revenues of approximately $205 million to $220 million and associated cost of operations of approximately $190 million to $200 million.

[2]Contracts in progress at January 1, 2018 primarily represents costs and estimated earnings in excess of billings.

Percentage of Revenues by Contract Type	The percentage of our revenues by contract type for each of the years ended December 31 was as follows:
	2017	2016	2015
Fixed-price	97%	92%	93%
Unit-basis and other	3	8	7
	100%	100%	100%